Cover	Dec. 02, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note: On December 2, 2025, CSLM Digital Asset Acquisition Corp III, Ltd, a special purpose acquisition company (the “Company”), and First Digital Group Ltd., a leading stablecoin and digital asset infrastructure provider (“First Digital”), issued a joint press release announcing that they have entered into a non-binding letter of intent for a potential business combination. The original English press release was furnished as Exhibit 99.1 to the Current Report on Form 8-K filed on that date (the “Original Form 8-K”). This Amendment adds translated versions of that press release as Exhibits 99.3 through 99.7. This Amendment to the Original Form 8-K, is being filed solely to include additional exhibits consisting of translations of the press release originally furnished as Exhibit 99.1. The original English press release furnished as Exhibit 99.1 and a First Digital overview presentation attached as Exhibit 99.2 are hereby incorporated by reference herein. Except as stated herein, this Amendment does not reflect events occurring after the filing of the Original Form 8-K, and no attempt has been made to this Amendment to modify or update other disclosures as presented in the Original Form 8-K. Accordingly, this Amendment should be read in conjunction with the Original Form 8-K.
Document Period End Date	Dec. 02, 2025
Entity File Number	000-00000
Entity Registrant Name	CSLM DIGITAL ASSET ACQUISITION CORP III, LTD
Entity Central Index Key	0002068454
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2400 E. Commercial Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33308
City Area Code	954
Local Phone Number	315-9381
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	KOYNU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	KOYN
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	KOYNW
Security Exchange Name	NASDAQ